UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Broadview Advisors, LLC
Address: 	330 E Kilbourn Avenue
		Suite 1475
		Milwaukee, WI 53202

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ethan A. Hill
Title: Assistant Vice President
Phone: 414-918-3970

330 E Kilbourn Avenue, Suite 1475

May 14, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  100
Form 13F Information Table Value Total:  719672 (thousands)

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101      566 13000.000000 SH   Sole             13000.000000
Align Technology Inc           COM              016255101     8154 243325.000000 SH  Sole            243325.000000
American International Gr      COM              026874784     1050 27050.000000 SH   Sole             27050.000000
Apple Inc                      COM              037833100      620 1400.000000 SH    Sole              1400.000000
Arrow Electronics              COM              042735100     7742 190602.000000 SH  Sole            190602.000000
Arthur J Gallagher & Co        COM              363576109     6380 154450.000000 SH  Sole            154450.000000
Aspen Technology Inc           COM              045327103     4154 128632.000000 SH  Sole            128632.000000
Associated Banc-Corp           COM              045487105     9668 636492.000000 SH  Sole            636492.000000
Astec Industries Inc           COM              046224101     3795 108649.000000 SH  Sole            108649.000000
BE Aerospace Inc               COM              073302101     4926 81725.000000 SH   Sole             81725.000000
Baker Hughes Inc               COM              057224107     1165 25100.000000 SH   Sole             25100.000000
Banco Santander Brazil SA      COM              05967A107       85 11700.000000 SH   Sole             11700.000000
Beacon Roofing Supply          COM              073685109     6523 168737.000000 SH  Sole            168737.000000
Brunswick Corp                 COM              117043109    10158 296850.000000 SH  Sole            296850.000000
Cardtronics Inc                COM              14161H108     4103 149430.000000 SH  Sole            149430.000000
Celanese Corp.                 COM              150870103    12152 275875.000000 SH  Sole            275875.000000
Chicago Bridge & Iron          COM              167250109    17037 274350.000000 SH  Sole            274350.000000
Ciena Corporation              COM              171779309     3658 228500.000000 SH  Sole            228500.000000
Cisco Systems Inc              COM              17275R102      673 32200.000000 SH   Sole             32200.000000
Cobiz Financial Inc            COM              190897108     1791 221603.000000 SH  Sole            221603.000000
Columbia Banking Systems Inc.  COM              197236102     2881 131063.000000 SH  Sole            131063.000000
Columbus McKinnon Corp         COM              199333105     4382 227633.000000 SH  Sole            227633.000000
Comerica                       COM              200340107     3282 91304.000000 SH   Sole             91304.000000
Con-Way Inc                    COM              205944101     4749 134875.000000 SH  Sole            134875.000000
Coviden PLC                    COM              G2554F113      573 8450.000000 SH    Sole              8450.000000
Crane Co                       COM              224399105    15349 274775.000000 SH  Sole            274775.000000
Douglas Dynamics Inc           COM              25960R105     6068 439093.000000 SH  Sole            439093.000000
Dynamic Materials Corp         COM              267888105     7830 449994.000000 SH  Sole            449994.000000
F5 Networks Inc                COM              315616102     5289 59377.000000 SH   Sole             59377.000000
Fifth & Pacific Inc            COM              316645100    18139 960753.000000 SH  Sole            960753.000000
First Midwest Bancorp          COM              320867104     5401 406675.000000 SH  Sole            406675.000000
Foster Wheeler AG              COM              H27178104     6762 295909.000000 SH  Sole            295909.000000
G&K Inc Cl A                   COM              361268105     9046 198776.000000 SH  Sole            198776.000000
General Electric Co            COM              369604103      895 38700.000000 SH   Sole             38700.000000
Gentex Corp                    COM              371901109    10041 501800.000000 SH  Sole            501800.000000
Gibraltar Industries Inc       COM              374689107     6024 330099.000000 SH  Sole            330099.000000
Global Payments Inc            COM              37940X102     7740 155850.000000 SH  Sole            155850.000000
Greatbatch Inc                 COM              39153L106     9933 332550.000000 SH  Sole            332550.000000
Hancock Holding Co             COM              410120109     8358 270325.000000 SH  Sole            270325.000000
HealthSouth Corp               COM              421924309    12147 460626.000000 SH  Sole            460626.000000
Henry Jack & Associates        COM              426281101      446 9650.000000 SH    Sole              9650.000000
Hexcel Corp                    COM              428291108    23250 801454.000000 SH  Sole            801454.000000
HomeAway Inc                   COM              43739Q100     5164 158900.000000 SH  Sole            158900.000000
Informatica Corp               COM              45666Q102     9594 278325.000000 SH  Sole            278325.000000
Interpublic Group of Companies COM              460690100    10761 825850.000000 SH  Sole            825850.000000
Johnson Controls Inc           COM              478366107     1035 29500.000000 SH   Sole             29500.000000
Kennametal Inc.                COM              489170100    12963 332050.000000 SH  Sole            332050.000000
Kforce Inc                     COM              493732101     4604 281250.000000 SH  Sole            281250.000000
Kinder Morgan Management LL    COM              49455U100     1539 17521.583586 SH   Sole             17521.583586
Lam Research Corp              COM              512807108     7784 187750.000000 SH  Sole            187750.000000
Leggett & Platt Inc            COM              524660107     6217 184050.000000 SH  Sole            184050.000000
LogMeIn                        COM              54142L109     3374 175569.000000 SH  Sole            175569.000000
MB Financial Inc               COM              55264U108     1383 57200.000000 SH   Sole             57200.000000
MDC Partners Inc               COM              552697104    16247 1004772.000000 SH Sole           1004772.000000
MGIC Investment Corp.          COM              552848103     9570 1933350.000000 SH Sole           1933350.000000
MKS Instruments Inc.           COM              55306N104     2074 76250.000000 SH   Sole             76250.000000
Manpower Inc.                  COM              56418H100     7422 130850.000000 SH  Sole            130850.000000
Masco Corp                     COM              574599106    10787 532700.000000 SH  Sole            532700.000000
MedAssets Inc                  COM              584045108    19759 1026425.000000 SH Sole           1026425.000000
Meridian Bioscience Inc        COM              589584101     9677 424160.000000 SH  Sole            424160.000000
Metlife Inc                    COM              59156R108     1717 45150.000000 SH   Sole             45150.000000
Mobile Mini Inc                COM              60740F105    15931 541312.000000 SH  Sole            541312.000000
Modine Manufacturing Co        COM              607828100     6313 693688.000000 SH  Sole            693688.000000
Molex Inc A                    COM              608554200    11322 469419.000000 SH  Sole            469419.000000
NxStage Medical Inc            COM              67072V103     6715 595332.000000 SH  Sole            595332.000000
ON Semiconductor Inc           COM              682189105     9682 1169975.000000 SH Sole           1169975.000000
Omnicare Inc                   COM              681904108    12248 300775.000000 SH  Sole            300775.000000
Open Table Inc                 COM              68372A104     4424 70250.000000 SH   Sole             70250.000000
PAREXEL International Corp     COM              699462107    12067 305184.000000 SH  Sole            305184.000000
PTC Inc                        COM              69370C100    13726 538489.000000 SH  Sole            538489.000000
Patterson Companies Inc        COM              703395103     2743 72098.000000 SH   Sole             72098.000000
Patterson UTI Energy Inc       COM              703481101     8005 335775.000000 SH  Sole            335775.000000
Polypore Intl Inc              COM              73179V103    10143 252447.000000 SH  Sole            252447.000000
Power Integrations Inc         COM              739276103     5989 137961.000000 SH  Sole            137961.000000
Prudential Financial Inc       COM              744320102      466 7900.000000 SH    Sole              7900.000000
Regal-Beloit Corporat          COM              758750103     9508 116575.000000 SH  Sole            116575.000000
Reinsurance Group of           COM              759351604     4340 72725.000000 SH   Sole             72725.000000
Robert Half International      COM              770323103    14056 374536.000000 SH  Sole            374536.000000
Rockwood Holdings Inc          COM              774415103     8238 125893.000000 SH  Sole            125893.000000
Rowan Companies Inc.           COM              G7665A101     7107 201000.000000 SH  Sole            201000.000000
Royal Caribbean Cruises Ltd    COM              V7780T103     9386 282550.000000 SH  Sole            282550.000000
SPX Corp                       COM              784635104    11130 140952.000000 SH  Sole            140952.000000
Sandy Spring Bancorp Inc       COM              800363103     3012 149866.000000 SH  Sole            149866.000000
Scansource Inc                 COM              806037107     7359 260775.000000 SH  Sole            260775.000000
Sealed Air Corp                COM              81211K100     7428 308075.000000 SH  Sole            308075.000000
Sothebys Holdings Inc          COM              835898107     8931 238725.000000 SH  Sole            238725.000000
Swift Transportation Co        COM              87074U101     2013 141950.000000 SH  Sole            141950.000000
TIBCO Software Inc             COM              88632Q103     2866 141800.000000 SH  Sole            141800.000000
Terex Corp                     COM              880779103     5171 150225.000000 SH  Sole            150225.000000
TrueBlue Inc                   COM              89785X101    12507 591620.000000 SH  Sole            591620.000000
Twin Disc Incorporat           COM              901476101     6993 278825.000000 SH  Sole            278825.000000
US Bancorp                     COM              902973304      989 29150.000000 SH   Sole             29150.000000
UTI Worldwide Inc              COM              G87210103     8899 614600.000000 SH  Sole            614600.000000
Unit Corp                      COM              909218109     4981 109353.000000 SH  Sole            109353.000000
Urban Outfitters Inc           COM              917047102     8340 215273.000000 SH  Sole            215273.000000
VCA Antech                     COM              918194101     4038 171900.000000 SH  Sole            171900.000000
VMware Inc                     COM              928563402      682 8650.000000 SH    Sole              8650.000000
Whiting Petroleum Corp         COM              966387102     9077 178540.000000 SH  Sole            178540.000000
Winnebago IndustriesInc        COM              974637100    14269 691350.000000 SH  Sole            691350.000000
Zions Bancorp                  COM              989701107    13921 557050.000000 SH  Sole            557050.000000